Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Central Mare [Member]
Fees charged	$ 2,375	$ 1,577	$ 1,691
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Fees charged	2,400	1,530	1,560
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Fees charged	(25)	47	131
Central Shipping Monaco SAM [Member]
Fees charged	5,605	2,598	2,657
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	34	118	140
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Fees charged	2,242	1,598	701
Central Shipping Monaco SAM [Member] | Supervision Fee [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	31	43	72
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Advances for Vessels Acquisitions/under Construction [Member]
Fees charged	22	67	114
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Fees charged	136	104	66
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Fees charged	183	179	189
Central Shipping Monaco SAM [Member] | Financing Fees [Member] | Deferred Charges [Member]
Fees charged	139	131	44
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Vessels, Net [Member]
Fees charged	1,081		570
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Fees charged	487	358	161
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Fees charged	$ 1,250		$ 600